Selected Balance Sheet Detail (Details 1) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, gross	$ 6,379	$ 5,972	$ 5,484
Accumulated depreciation and amortization	(4,852)	(4,540)	(4,479)
Property and equipment, net	1,527	1,432	1,005
Laboratory Equipment [Member]
Property and equipment, gross	3,594	3,369	3,286
Computer Hardware and Software [Member]
Property and equipment, gross	2,117	1,960	1,701
Leasehold Improvements [Member]
Property and equipment, gross	533	508	362
Furniture, Fixtures and Equipment [Member]
Property and equipment, gross	$ 135	$ 135	$ 135